FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Mar. 16, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 734.1	$ 791.3
Accounts payable and accrued liabilities	196.0	196.2
Other liabilities	6.8	2.9
7.0% Senior Notes
Disclosure of detailed information about financial instruments [line items]
Carrying amount	400.0	400.0	$ 400.0
Senior Notes at 6.75%
Disclosure of detailed information about financial instruments [line items]
Carrying amount		400.0	$ 485.4
Gross carrying amount | 7.0% Senior Notes
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 398.5	$ 391.6